Earnings (loss) per share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings (loss) per share
Note 16. Earnings (loss) per share
	Year ended December 31,
	2021	2020	2019
Net loss (in thousands)	$(106,589)	$(15,924)	$(13,495)
Weighted average shares outstanding for calculating basic and diluted loss per share	86,043,051	68,810,533	62,043,383
Basic and diluted loss per share	$(1.24)	$(0.23)	$(0.22)
For purposes of computing diluted loss per share, weighted average common shares outstanding do not include potentially dilutive securities that are anti-dilutive, as shown below.
	As of December 31,
	2021	2020	2019
Anti-dilutive securities excluded from calculating dilutive loss per share:
Shares of common stock issuable under stock option plans outstanding	7,538,265	8,524,997	8,081,738
Shares of common stock issuable upon vesting of restricted stock units	5,141,469	14,121,666	5,249,324
Potential common shares excluded from diluted net loss per share calculation	12,679,734	22,646,663	13,331,062
All share and per share amounts in the table above have been adjusted for an approximately 8.25-for-1 forward stock split which took effect on April 28, 2021.